OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 6,495	$ 3,957
Government authorities	2,403	1,773
Prepayment to OEM	2,359
Foreign currency derivative contracts	2,285	170
Short-term lease deposits	231	195
Grants receivable from the OCS	103
Others	329	433
Other receivables and prepaid expenses	$ 14,205	$ 6,528